Private Pension Liabilities - Summary Of Net Defined Benefit Liability (Asset) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 16,059
Contributions received	609,639	R$ 16,059
Transfer with third party plans	3,047,492
Withdraws	(20,153)
Interest received from FIE	106,053
Ending Balance	3,759,090	16,059
Contributions invested in FIEs	R$ 3,759,090	R$ 16,059